Sale of the asset management unit and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Operating Results Of Discontinued Operations [Table Text Block]
The following table summarizes the operating results of the discontinued operations:

	Year ended December 31
(In thousands of US$)	2013	2012	2011

Other income:
Fees and commissions (1)	610	2,683	2,942
Other income	468	20	-
	1,078	2,703	2,942
Operating expenses:
Salaries and other employee expenses	373	1,535	1,443
Depreciation and amortization	8	21	27
Professional services	462	699	731
Maintenance and repairs	1	7	5
Other operating expenses	238	1,122	1,156
Total operating expenses	1,082	3,384	3,362
Net loss from discontinued operations	(4)	(681)	(420)

(1) Includes management fees from investment funds for $567 thousand, $2,588 thousand and $2,832 in 2013, 2012 y 2011, respectively.